Noncontrolling Interest	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Noncontrolling Interest

M. Noncontrolling Interest

As of December 31, 2015 and 2014, the amount of the noncontrolling shareholder’s (Alumina Limited) interest in the equity of certain Alcoa Corporation majority-owned entities, collectively known as Alcoa World Alumina and Chemicals, was $2,071 and $2,474, respectively.

In 2015, 2014, and 2013, Alcoa Corporation received $2, $43, and $9, respectively, in contributions from Alumina Limited related to Alcoa World Alumina and Chemicals.

In 2013, Noncontrolling interest included a charge of $17 related to a legal matter (see Settlement with Alumina Limited under Litigation in Note N).